Other Current Liabilities	6 Months Ended
Jun. 30, 2011
Other Current Liabilities [Abstract]
Other Current Liabilities
9. Other Current Liabilities
At June 30, 2011, other current liabilities included $1.15 million deposits related to the future private placement of the Company’s common stock to certain institutional investors at a purchase price of $0.872 per unit, with each unit consisting of one share of common stock and one warrant to purchase 0.7 shares of common stock. As of July 6, 2011 we had closed the private placement, and the $1.15 million deposit was reclassified as equity.